Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Transactions with Related Parties - Compensation to the Company's Non-Executive Directors

	For the year ended December 31,
	2025	2024	2023
Directors’ remuneration	320	304	240
Total	320	304	240

Transactions with Related Parties - Compensation to the Company's Executive Director

	For the year ended December 31,
	2025	2024	2023
Short-term employee benefits	2,321	3,425	432
Total	2,321	3,425	432